Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Examination [Line Items]
Income tax (benefit) / expense			$ (1,376)	$ (3,468)	$ 982
Tax reform
Income Tax Examination [Line Items]
Income tax (benefit) / expense				$ 2,837
Argentina
Income Tax Examination [Line Items]
Corporate income tax rate			30.00%	35.00%	35.00%
Income tax (benefit) / expense			$ (1,436)	$ (3,772)	$ 544
Argentina | Tax reform
Income Tax Examination [Line Items]
Corporate income tax rate	25.00%	30.00%	30.00%
Brazil
Income Tax Examination [Line Items]
Corporate income tax rate			34.00%
Paraguay
Income Tax Examination [Line Items]
Corporate income tax rate			10.00%
Income tax (benefit) / expense			$ 60	$ 304	$ 438